Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	$1,132	$1,145,471
Omnicom Group Inc./Omnicom Capital Inc., 4.45%, 08/15/20	2,472	2,521,390

		3,666,861

Aerospace & Defense — 2.0%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	1,183	1,172,164
4.88%, 02/15/20	1,895	1,919,730
General Dynamics Corp., 2.88%, 05/11/20	3,984	4,004,478
L3Harris Technologies Inc., 2.70%, 04/27/20 (Call 03/27/20)	2,073	2,076,773
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)	3,698	3,706,468
Northrop Grumman Corp., 2.08%, 10/15/20	2,313	2,304,581
Raytheon Co.
3.13%, 10/15/20	2,208	2,229,903
4.40%, 02/15/20(a)	692	698,712
United Technologies Corp.
1.90%, 05/04/20	2,665	2,655,113
4.50%, 04/15/20(a)	2,789	2,827,823

		23,595,745

Agriculture — 1.5%
Altria Group Inc., 2.63%, 01/14/20 (Call 12/14/19)	2,331	2,333,098
BAT Capital Corp., 2.30%, 08/14/20	4,417	4,407,018
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	1,240	1,251,321
Philip Morris International Inc.
2.00%, 02/21/20	2,136	2,130,382
4.50%, 03/26/20	2,190	2,219,040
Reynolds American Inc.
3.25%, 06/12/20	3,369	3,389,113
6.88%, 05/01/20	1,580	1,630,544

		17,360,516

Airlines — 0.3%
Delta Air Lines Inc.
2.60%, 12/04/20	1,302	1,299,630
2.88%, 03/13/20	1,868	1,868,019
Southwest Airlines Co., 2.65%, 11/05/20 (Call 10/05/20)	903	906,404

		4,074,053

Apparel — 0.1%
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	715	715,079

Auto Manufacturers — 3.7%
American Honda Finance Corp.
1.95%, 07/20/20	2,396	2,391,280
2.00%, 02/14/20(a)	1,903	1,899,556
2.45%, 09/24/20	2,642	2,646,676
3.00%, 06/16/20	255	256,581
Series A, 2.15%, 03/13/20(a)	1,157	1,155,172
Ford Motor Credit Co. LLC
2.34%, 11/02/20	2,810	2,797,130
2.43%, 06/12/20	1,440	1,435,406
2.46%, 03/27/20	1,943	1,938,784
2.68%, 01/09/20	1,755	1,753,491
3.16%, 08/04/20	3,270	3,280,856
8.13%, 01/15/20	1,790	1,832,244
General Motors Financial Co. Inc.
2.45%, 11/06/20	778	775,254
2.65%, 04/13/20(a)	1,799	1,798,226

Security	Par (000)	Value

Auto Manufacturers (continued)
3.15%, 01/15/20 (Call 12/15/19)	$3,255	$3,260,371
3.20%, 07/13/20 (Call 06/13/20)	4,697	4,720,908
3.70%, 11/24/20 (Call 10/24/20)	3,015	3,050,004
PACCAR Financial Corp.
1.95%, 02/27/20	811	809,183
2.05%, 11/13/20	303	302,106
Toyota Motor Credit Corp.
1.95%, 04/17/20	2,260	2,254,734
2.15%, 03/12/20	2,828	2,825,681
2.20%, 01/10/20	1,650	1,648,845
4.50%, 06/17/20	972	991,100

		43,823,588

Banks — 33.3%
Australia & New Zealand Banking Group Ltd., 2.13%, 08/19/20	1,061	1,059,175
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	1,560	1,559,064
2.70%, 11/16/20	4,060	4,081,112
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	2,225	2,235,613
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	3,191	3,184,969
2.63%, 10/19/20	5,255	5,278,122
5.63%, 07/01/20	3,455	3,559,963
Series L, 2.25%, 04/21/20(a)	4,283	4,283,300
Bank of Montreal
2.10%, 06/15/20	3,486	3,481,991
3.10%, 07/13/20(a)	1,508	1,520,712
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	3,043	3,049,603
2.60%, 08/17/20 (Call 07/17/20)	3,342	3,352,427
4.60%, 01/15/20(a)	737	744,289
Series G, 2.15%, 02/24/20 (Call 01/24/20)	2,783	2,780,634
Bank of Nova Scotia (The)
2.15%, 07/14/20	2,194	2,193,342
2.35%, 10/21/20	3,485	3,490,193
Barclays Bank PLC
5.13%, 01/08/20	275	277,802
5.14%, 10/14/20(a)	3,041	3,116,508
Barclays PLC, 2.88%, 06/08/20(a)	2,609	2,613,461
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	4,250	4,251,700
2.63%, 06/29/20 (Call 05/29/20)	4,750	4,760,972
BNP Paribas SA, 2.38%, 05/21/20	3,025	3,029,538
BPCE SA, 2.25%, 01/27/20(a)	1,108	1,107,058
Branch Banking & Trust Co., 2.25%, 06/01/20 (Call 05/01/20)	700	699,118
Canadian Imperial Bank of Commerce, 2.10%, 10/05/20	2,466	2,462,942
Capital One N.A., 2.35%, 01/31/20 (Call 12/31/19)	3,150	3,148,519
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	3,840	3,835,546
2.13%, 10/20/20 (Call 09/20/20)	4,340	4,332,101
3.05%, 05/01/20 (Call 04/01/20)	4,160	4,180,176
Citigroup Inc.
2.40%, 02/18/20(a)	4,965	4,970,362
2.45%, 01/10/20 (Call 12/10/19)	3,770	3,770,829
2.65%, 10/26/20	7,330	7,348,691
5.38%, 08/09/20	2,786	2,870,193
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	1,195	1,192,897
2.25%, 03/02/20 (Call 02/03/20)	1,570	1,567,818

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.25%, 10/30/20 (Call 09/30/20)	$2,280	$2,273,206
Comerica Bank, 2.50%, 06/02/20	550	550,633
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	1,908	1,908,439
2.40%, 11/02/20(a)	2,480	2,480,843
Cooperatieve Rabobank UA/NY, 2.25%, 01/14/20(a)	2,225	2,224,711
Credit Suisse AG/New York NY
4.38%, 08/05/20	3,525	3,596,487
5.40%, 01/14/20	3,790	3,837,110
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	3,065	3,071,406
3.13%, 12/10/20	4,433	4,463,854
Deutsche Bank AG, 2.95%, 08/20/20	1,652	1,647,077
Deutsche Bank AG/New York NY, 2.70%, 07/13/20	4,167	4,155,041
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)	4,150	4,168,592
Fifth Third Bancorp., 2.88%, 07/27/20 (Call 06/27/20)	4,670	4,692,603
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	1,416	1,429,778
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20(a)	1,892	1,907,287
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	5,102	5,106,949
2.75%, 09/15/20 (Call 08/15/20)	6,003	6,023,710
5.38%, 03/15/20	6,340	6,453,676
Series D, 6.00%, 06/15/20	3,763	3,880,443
HSBC Bank USA N.A., 4.88%, 08/24/20	2,855	2,923,434
HSBC USA Inc.
2.35%, 03/05/20	4,501	4,497,714
2.75%, 08/07/20	3,960	3,976,434
5.00%, 09/27/20	1,410	1,447,703
Huntington Bancshares Inc./OH, 7.00%, 12/15/20(a)	835	884,424
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	1,525	1,524,604
2.40%, 04/01/20 (Call 03/01/20)(a)	1,490	1,489,032
2.88%, 08/20/20 (Call 07/20/20)	1,405	1,410,227
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	7,896	7,893,394
2.55%, 10/29/20 (Call 09/29/20)	5,096	5,104,306
2.75%, 06/23/20 (Call 05/23/20)	5,137	5,154,825
4.25%, 10/15/20	6,926	7,076,987
4.40%, 07/22/20	6,262	6,391,122
4.95%, 03/25/20	3,387	3,444,410
KeyBank N.A./Cleveland OH, 2.25%, 03/16/20	950	949,516
KeyCorp., 2.90%, 09/15/20	3,777	3,797,056
Lloyds Bank PLC
2.40%, 03/17/20(a)	795	795,000
2.70%, 08/17/20	2,830	2,838,462
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	2,485	2,478,291
2.10%, 02/06/20 (Call 01/06/20)	1,825	1,822,153
Morgan Stanley
2.65%, 01/27/20	5,862	5,867,862
2.80%, 06/16/20	6,863	6,888,530
5.50%, 01/26/20	4,765	4,835,188
5.50%, 07/24/20	5,180	5,332,188
National Australia Bank Ltd./New York
2.13%, 05/22/20(a)	3,320	3,314,655
2.25%, 01/10/20	1,395	1,394,498
2.63%, 07/23/20(a)	2,520	2,528,946

Security	Par (000)	Value

Banks (continued)
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)(a)	$2,680	$2,678,070
2.20%, 11/02/20 (Call 10/02/20)	1,865	1,861,233
Natwest Markets PLC, 5.63%, 08/24/20(a)	428	440,797
Northern Trust Corp., 3.45%, 11/04/20	1,679	1,702,523
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)	3,655	3,647,251
2.30%, 06/01/20 (Call 05/01/20)(a)	2,425	2,425,291
2.45%, 11/05/20 (Call 10/05/20)	3,716	3,717,858
2.60%, 07/21/20 (Call 06/21/20)	1,630	1,634,923
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	1,339	1,366,034
5.13%, 02/08/20	1,399	1,417,859
RBC USA Holdco Corp., 5.25%, 09/15/20	1,076	1,110,098
Royal Bank of Canada
2.13%, 03/02/20	3,746	3,742,441
2.15%, 03/06/20(a)	2,314	2,312,195
2.15%, 10/26/20	4,503	4,499,082
2.35%, 10/30/20(a)	3,516	3,521,977
Santander Holdings USA Inc., 2.65%, 04/17/20 (Call 03/17/20)	2,848	2,848,598
Santander UK Group Holdings PLC, 2.88%, 10/16/20	4,817	4,821,335
Santander UK PLC, 2.38%, 03/16/20(a)	3,490	3,486,650
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20	2,393	2,391,947
State Street Corp., 2.55%, 08/18/20	4,120	4,130,877
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	4,275	4,275,812
2.45%, 10/20/20	960	959,568
2.51%, 01/17/20	2,577	2,578,340
2.65%, 07/23/20	2,791	2,802,276
SunTrust Bank/Atlanta GA, 2.25%, 01/31/20 (Call 12/31/19)	1,942	1,940,544
SVB Financial Group, 5.38%, 09/15/20	250	257,450
Svenska Handelsbanken AB
1.95%, 09/08/20	2,538	2,527,899
2.40%, 10/01/20	2,955	2,957,039
Toronto-Dominion Bank (The)
1.85%, 09/11/20	1,928	1,919,806
2.50%, 12/14/20	6,733	6,757,037
3.00%, 06/11/20	410	412,698
3.15%, 09/17/20	1,428	1,441,452
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	2,495	2,491,233
2.05%, 10/23/20 (Call 09/23/20)	3,235	3,228,530
2.35%, 01/23/20 (Call 12/23/19)(a)	1,845	1,844,926
3.05%, 07/24/20 (Call 06/24/20)	1,280	1,289,651
UBS AG/Stamford CT
2.35%, 03/26/20	3,813	3,811,437
4.88%, 08/04/20(a)	1,135	1,162,887
Wells Fargo & Co.
2.55%, 12/07/20	5,785	5,798,132
2.60%, 07/22/20	7,892	7,917,097
Series N, 2.15%, 01/30/20	4,964	4,959,185
Wells Fargo Bank N.A., 2.40%, 01/15/20(a)	595	595,238
Westpac Banking Corp.
2.15%, 03/06/20(a)	3,877	3,873,084
2.30%, 05/26/20(a)	2,259	2,258,955
2.60%, 11/23/20	4,552	4,567,613
3.05%, 05/15/20	1,000	1,005,900

		392,714,374

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 2.3%
Coca-Cola Co. (The)
1.88%, 10/27/20	$4,525	$4,508,348
2.45%, 11/01/20	2,782	2,790,123
3.15%, 11/15/20	3,689	3,732,051
Coca-Cola European Partners PLC, 3.50%, 09/15/20	390	394,477
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	475	480,139
Constellation Brands Inc., 2.25%, 11/06/20	815	812,270
Diageo Capital PLC
3.00%, 05/18/20	750	754,012
4.83%, 07/15/20	1,546	1,583,645
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)	1,333	1,330,707
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)(a)	1,896	1,890,995
2.15%, 10/14/20 (Call 09/14/20)(a)	3,582	3,580,102
3.13%, 11/01/20	3,115	3,149,919
4.50%, 01/15/20	1,593	1,608,739

		26,615,527

Biotechnology — 2.2%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	2,138	2,133,403
2.20%, 05/11/20	2,889	2,883,771
3.45%, 10/01/20	1,695	1,714,493
4.50%, 03/15/20	239	241,808
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	795	798,967
Biogen Inc., 2.90%, 09/15/20	4,326	4,347,587
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	999	1,023,426
Celgene Corp.
2.88%, 08/15/20	4,642	4,659,686
3.95%, 10/15/20	700	712,103
Genzyme Corp., 5.00%, 06/15/20(a)	971	993,508
Gilead Sciences Inc.
2.35%, 02/01/20	1,815	1,813,584
2.55%, 09/01/20	5,017	5,025,930

		26,348,266

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.00%, 06/15/20 (Call 05/15/20)	567	568,883
Johnson Controls International PLC, 5.00%, 03/30/20	880	893,587

		1,462,470

Chemicals — 1.2%
DuPont de Nemours Inc., 3.77%, 11/15/20	3,814	3,878,113
Ecolab Inc., 2.25%, 01/12/20	658	657,401
International Flavors & Fragrances Inc., 3.40%, 09/25/20	1,217	1,227,844
Nutrien Ltd., 4.88%, 03/30/20	907	920,242
PPG Industries Inc., 3.60%, 11/15/20(a)	1,147	1,163,609
Praxair Inc., 2.25%, 09/24/20	1,345	1,344,771
Sherwin-Williams Co. (The), 2.25%, 05/15/20(a)	4,658	4,651,526

		13,843,506

Commercial Services — 0.7%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	3,110	3,111,493
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)	1,783	1,809,317
Moody’s Corp., 5.50%, 09/01/20	1,193	1,230,305
S&P Global Inc., 3.30%, 08/14/20 (Call 07/14/20)	1,575	1,588,923

		7,740,038

Security	Par (000)	Value

Computers — 2.6%
Apple Inc.
1.55%, 02/07/20	$2,987	$2,976,217
1.80%, 05/11/20	2,399	2,393,458
1.90%, 02/07/20	2,510	2,505,005
2.00%, 05/06/20	3,694	3,690,417
2.00%, 11/13/20	2,543	2,539,948
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	7,482	7,568,268
HP Inc., 3.75%, 12/01/20	1,403	1,426,051
IBM Credit LLC, 3.45%, 11/30/20	3,340	3,390,000
International Business Machines Corp.
1.63%, 05/15/20	2,420	2,404,778
1.90%, 01/27/20	1,475	1,472,242

		30,366,384

Cosmetics & Personal Care — 0.4%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	1,301	1,297,526
Procter & Gamble Co. (The), 1.90%, 10/23/20	190	189,472
Unilever Capital Corp.
1.80%, 05/05/20	2,725	2,714,809
2.10%, 07/30/20	915	914,524

		5,116,331

Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20(a)	1,055	1,070,329
4.63%, 10/30/20	1,455	1,490,371
Air Lease Corp.
2.13%, 01/15/20	1,278	1,275,585
4.75%, 03/01/20	1,222	1,237,324
American Express Co., 2.20%, 10/30/20 (Call 09/29/20)	2,012	2,008,077
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	4,662	4,658,270
2.38%, 05/26/20 (Call 04/25/20)	6,231	6,232,745
Series F, 2.60%, 09/14/20 (Call 08/14/20)	4,593	4,607,330
Ameriprise Financial Inc., 5.30%, 03/15/20(a)	1,487	1,513,290
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	915	914,414
2.50%, 05/12/20 (Call 04/12/20)	4,440	4,442,087
Charles Schwab Corp. (The), 4.45%, 07/22/20	1,582	1,616,203
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	15,164	15,094,094
Intercontinental Exchange Inc., 2.75%, 12/01/20 (Call 11/01/20)	3,631	3,646,904
International Lease Finance Corp., 8.25%, 12/15/20	2,963	3,183,803
Nomura Holdings Inc., 6.70%, 03/04/20(a)	2,625	2,690,205
Stifel Financial Corp., 3.50%, 12/01/20	811	817,553
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	2,126	2,126,298
Visa Inc., 2.20%, 12/14/20 (Call 11/14/20)	8,054	8,063,020
Western Union Co. (The), 5.25%, 04/01/20(a)	327	331,777

		67,019,679

Electric — 4.0%
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	1,376	1,378,257
American Electric Power Co. Inc., 2.15%, 11/13/20	1,174	1,169,621
Berkshire Hathaway Energy Co., 2.40%, 02/01/20 (Call 01/01/20)(a)	633	633,006
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/01/20)	165	167,041
Consolidated Edison Co. of New York Inc., 4.45%, 06/15/20	485	493,779
Consolidated Edison Inc., Series A, 2.00%, 03/15/20	1,882	1,876,523
Dominion Energy Inc., 2.58%, 07/01/20	3,384	3,386,910

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	$590	$596,248
Duke Energy Carolinas LLC, 4.30%, 06/15/20	222	225,849
Duke Energy Indiana LLC, 3.75%, 07/15/20	1,252	1,270,267
Edison International, 2.13%, 04/15/20	1,455	1,447,478
Entergy Corp., 5.13%, 09/15/20 (Call 06/15/20)	973	994,367
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	2,911	2,920,606
5.15%, 12/01/20 (Call 09/01/20)	1,656	1,702,881
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	2,421	2,425,091
4.00%, 10/01/20 (Call 07/01/20)	1,841	1,864,730
Georgia Power Co.
2.00%, 03/30/20(a)	742	739,559
Series C, 2.00%, 09/08/20	1,693	1,683,350
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)(a)	65	65,367
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)(a)	575	580,417
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	1,134	1,148,515
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	1,023	1,021,517
2.30%, 11/01/20 (Call 10/01/20)	1,372	1,372,247
2.35%, 06/15/20 (Call 05/15/20)	940	939,182
Nevada Power Co., Series BB, 2.75%, 04/15/20(a)	1,165	1,168,052
NextEra Energy Capital Holdings Inc., Series H, 3.34%, 09/01/20	990	999,504
Northern States Power Co./MN, 2.20%, 08/15/20 (Call 07/15/20)	970	968,041
NV Energy Inc., 6.25%, 11/15/20	1,588	1,661,620
Pinnacle West Capital Corp., 2.25%, 11/30/20	244	243,312
PSEG Power LLC, 5.13%, 04/15/20(a)	505	513,848
Public Service Co. of Colorado, 3.20%, 11/15/20 (Call 05/15/20)	1,225	1,233,587
Puget Energy Inc., 6.50%, 12/15/20	695	729,500
Sempra Energy
2.40%, 02/01/20	807	805,967
2.40%, 03/15/20 (Call 02/15/20)	1,378	1,376,346
2.85%, 11/15/20 (Call 10/15/20)	1,172	1,177,462
Southern Co. (The), 2.75%, 06/15/20 (Call 05/15/20)	2,920	2,927,592
Southern Power Co., Series 15-B, 2.38%, 06/01/20 (Call 05/01/20)	733	732,707
TECO Finance Inc., 5.15%, 03/15/20(a)	1,021	1,036,989
UIL Holdings Corp., 4.63%, 10/01/20	150	153,123
WEC Energy Group Inc., 2.45%, 06/15/20 (Call 05/15/20)	1,228	1,226,797
Xcel Energy Inc., 4.70%, 05/15/20 (Call 11/15/19)	100	100,620

		47,157,875

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	340	348,384

Electronics — 0.3%
Agilent Technologies Inc., 5.00%, 07/15/20	1,154	1,181,661
Amphenol Corp., 2.20%, 04/01/20	1,226	1,223,168
Avnet Inc., 5.88%, 06/15/20(a)	425	436,641
Jabil Inc., 5.63%, 12/15/20	675	699,327

		3,540,797

Environmental Control — 0.3%
Republic Services Inc., 5.00%, 03/01/20	1,377	1,395,796
Waste Management Inc., 4.75%, 06/30/20	1,904	1,944,136

		3,339,932

Security	Par (000)	Value

Food — 1.7%
Hershey Co. (The)
2.90%, 05/15/20	$1,355	$1,362,060
4.13%, 12/01/20	430	439,808
Ingredion Inc., 4.63%, 11/01/20	1,020	1,044,500
JM Smucker Co. (The), 2.50%, 03/15/20	1,387	1,386,709
Kellogg Co., 4.00%, 12/15/20	2,758	2,813,767
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	3,728	3,735,158
5.38%, 02/10/20	2,374	2,406,880
Kroger Co. (The), 6.15%, 01/15/20	1,434	1,456,614
Mondelez International Inc.
3.00%, 05/07/20	1,545	1,550,160
5.38%, 02/10/20(a)	995	1,009,537
Sysco Corp., 2.60%, 10/01/20 (Call 09/01/20)	3,243	3,248,837

		20,454,030

Gas — 0.2%
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	1,929	1,936,542

Health Care – Products — 1.1%
Becton Dickinson and Co.
2.40%, 06/05/20	1,985	1,982,499
3.25%, 11/12/20	1,994	2,010,431
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)	1,845	1,844,926
Life Technologies Corp., 6.00%, 03/01/20	2,307	2,350,810
Stryker Corp., 4.38%, 01/15/20(a)	395	398,136
Thermo Fisher Scientific Inc., 4.70%, 05/01/20	305	309,859
Zimmer Biomet Holdings Inc., 2.70%, 04/01/20 (Call 03/01/20)	4,019	4,023,461

		12,920,122

Health Care – Services — 1.7%
Anthem Inc.
2.50%, 11/21/20	2,348	2,351,217
4.35%, 08/15/20	2,417	2,464,567
Cigna Holding Co., 5.13%, 06/15/20	785	801,995
Humana Inc., 2.50%, 12/15/20	1,935	1,932,968
Laboratory Corp. of America Holdings
2.63%, 02/01/20	1,721	1,722,101
4.63%, 11/15/20 (Call 08/15/20)	725	740,036
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	1,161	1,160,675
4.75%, 01/30/20	155	156,564
UnitedHealth Group Inc.
1.95%, 10/15/20	95	94,646
2.70%, 07/15/20	6,477	6,504,333
3.88%, 10/15/20 (Call 07/15/20)	1,731	1,756,532

		19,685,634

Holding Companies – Diversified — 0.1%
Ares Capital Corp., 3.88%, 01/15/20 (Call 12/15/19)	602	604,432
FS KKR Capital Corp., 4.25%, 01/15/20 (Call 12/15/19)	398	399,524

		1,003,956

Home Builders — 0.1%
DR Horton Inc.
2.55%, 12/01/20	285	285,097
4.00%, 02/15/20(a)	1,251	1,258,331

		1,543,428

Housewares — 0.0%
Newell Brands Inc., 4.70%, 08/15/20(a)	551	561,871

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 2.1%
AEGON Funding Co. LLC, 5.75%, 12/15/20	$1,151	$1,203,198
Alleghany Corp., 5.63%, 09/15/20(a)	162	167,490
Alterra Finance LLC, 6.25%, 09/30/20	380	395,284
American International Group Inc.
3.38%, 08/15/20	2,942	2,968,654
6.40%, 12/15/20	1,732	1,823,727
Aon Corp., 5.00%, 09/30/20	1,294	1,330,180
AXIS Specialty Finance LLC, 5.88%, 06/01/20	1,566	1,609,911
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	2,126	2,143,178
Chubb INA Holdings Inc., 2.30%, 11/03/20 (Call 10/03/20)	2,875	2,875,287
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	2,473	2,523,227
Lincoln National Corp., 6.25%, 02/15/20(a)	235	239,517
Manulife Financial Corp., 4.90%, 09/17/20	415	425,574
Marsh & McLennan Companies Inc., 2.35%, 03/06/20 (Call 02/06/20)	1,521	1,520,133
Prudential Financial Inc.
4.50%, 11/15/20	940	966,029
5.38%, 06/21/20(a)	2,365	2,428,973
Travelers Companies Inc. (The), 3.90%, 11/01/20	1,360	1,386,166
Unum Group, 5.63%, 09/15/20	495	512,008
WR Berkley Corp., 5.38%, 09/15/20	150	154,524

		24,673,060

Internet — 0.9%
Amazon.com Inc., 1.90%, 08/21/20	4,295	4,283,318
Baidu Inc., 3.00%, 06/30/20(a)	942	945,401
eBay Inc.
2.15%, 06/05/20(a)	2,141	2,136,290
3.25%, 10/15/20 (Call 07/15/20)	1,374	1,384,387
Expedia Group Inc., 5.95%, 08/15/20	2,273	2,352,009

		11,101,405

Iron & Steel — 0.2%
ArcelorMittal
5.13%, 06/01/20	1,008	1,027,323
5.25%, 08/05/20	1,404	1,439,493

		2,466,816

Leisure Time — 0.3%
Carnival Corp., 3.95%, 10/15/20	2,357	2,398,389
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,033	1,034,301

		3,432,690

Lodging — 0.0%
Marriott International Inc./MD, 3.38%, 10/15/20 (Call 07/15/20)	344	346,824

Machinery — 1.8%
ABB Finance USA Inc., 2.80%, 04/03/20	818	819,505
Caterpillar Financial Services Corp.
1.85%, 09/04/20	970	965,810
2.00%, 03/05/20	1,972	1,969,338
2.10%, 01/10/20	2,121	2,119,536
2.95%, 05/15/20(a)	2,118	2,128,378
3.35%, 12/07/20	1,259	1,276,047
CNH Industrial Capital LLC, 4.38%, 11/06/20(a)	1,174	1,197,668
IDEX Corp., 4.50%, 12/15/20 (Call 09/15/20)(a)	410	418,188
John Deere Capital Corp.
1.70%, 01/15/20	1,500	1,495,830
1.95%, 06/22/20	1,704	1,699,484
2.05%, 03/10/20(a)	860	858,848
2.20%, 03/13/20	603	602,536

Security	Par (000)	Value

Machinery (continued)
2.38%, 07/14/20	$1,785	$1,787,677
Series 0014, 2.45%, 09/11/20	779	780,348
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)	300	299,121
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	2,625	2,641,012

		21,059,326

Manufacturing — 0.9%
3M Co., 2.00%, 08/07/20	777	775,430
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	2,527	2,522,957
4.38%, 09/16/20	2,770	2,824,569
5.50%, 01/08/20	2,509	2,539,735
5.55%, 05/04/20	1,297	1,324,445
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	849	848,601
Pall Corp., 5.00%, 06/15/20	300	306,039

		11,141,776

Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20 (Call 06/23/20)	5,082	5,125,654
Comcast Corp.
3.30%, 10/01/20	2,632	2,662,531
5.15%, 03/01/20	4,279	4,347,507
Discovery Communications LLC, 2.80%, 06/15/20 (Call 05/15/20)	1,057	1,058,269
NBCUniversal Media LLC, 5.15%, 04/30/20	5,572	5,687,675
Time Warner Cable LLC, 5.00%, 02/01/20	3,922	3,967,848
TWDC Enterprises 18 Corp.
1.80%, 06/05/20	1,972	1,965,354
1.95%, 03/04/20	140	139,761
2.15%, 09/17/20	2,322	2,321,559
Walt Disney Co. (The), 5.65%, 08/15/20(b)	891	921,882

		28,198,040

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 2.25%, 06/15/20 (Call 05/15/20)	1,351	1,351,135

Mining — 0.0%
Southern Copper Corp., 5.38%, 04/16/20	239	243,515

Oil & Gas — 4.0%
BP Capital Markets America Inc., 4.50%, 10/01/20	3,897	3,994,113
BP Capital Markets PLC
2.32%, 02/13/20	4,278	4,276,460
2.52%, 01/15/20(a)	2,662	2,663,624
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	4,544	4,535,321
1.99%, 03/03/20	1,410	1,407,293
2.42%, 11/17/20 (Call 10/17/20)	3,196	3,209,231
2.43%, 06/24/20 (Call 05/24/20)	1,861	1,864,480
EOG Resources Inc., 2.45%, 04/01/20 (Call 03/01/20)	1,183	1,183,012
EQT Corp., 2.50%, 10/01/20 (Call 09/01/20)	905	899,923
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	3,604	3,598,774
Marathon Oil Corp., 2.70%, 06/01/20 (Call 05/01/20)	1,816	1,817,380
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)	1,470	1,486,214
Pioneer Natural Resources Co., 7.50%, 01/15/20	429	438,507
Shell International Finance BV
2.13%, 05/11/20	4,978	4,976,805
2.25%, 11/10/20	3,162	3,163,613
4.38%, 03/25/20	3,503	3,550,150

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Total Capital SA, 4.45%, 06/24/20	$4,543	$4,630,453

		47,695,353

Packaging & Containers — 0.0%
Packaging Corp. of America, 2.45%, 12/15/20	29	28,941

Pharmaceuticals — 4.8%
AbbVie Inc., 2.50%, 05/14/20 (Call 04/14/20)(a)	8,170	8,174,575
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	7,149	7,165,872
Allergan Inc./U.S., 3.38%, 09/15/20	1,266	1,276,027
AstraZeneca PLC, 2.38%, 11/16/20	4,509	4,507,106
Cardinal Health Inc., 4.63%, 12/15/20	1,098	1,126,680
Cigna Corp., 3.20%, 09/17/20(b)	4,544	4,577,080
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	8,130	8,152,195
3.13%, 03/09/20	3,052	3,065,795
Express Scripts Holding Co., 2.60%, 11/30/20	1,501	1,502,246
Johnson & Johnson, 2.95%, 09/01/20	1,135	1,144,511
McKesson Corp., 3.65%, 11/30/20	1,295	1,314,295
Mead Johnson Nutrition Co., 3.00%, 11/15/20	1,932	1,944,249
Medco Health Solutions Inc., 4.13%, 09/15/20	915	930,830
Merck & Co. Inc., 1.85%, 02/10/20	2,178	2,173,535
Mylan NV, 3.75%, 12/15/20 (Call 11/15/20)	1,114	1,129,462
Novartis Capital Corp.
1.80%, 02/14/20	1,929	1,924,718
4.40%, 04/24/20(a)	2,069	2,101,690
Pfizer Inc., 5.20%, 08/12/20	620	638,656
Takeda Pharmaceutical Co. Ltd., 3.80%, 11/26/20(b)	2,630	2,673,500
Zoetis Inc., 3.45%, 11/13/20 (Call 10/13/20)(a)	1,537	1,554,952

		57,077,974

Pipelines — 2.6%
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	1,265	1,272,514
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	1,401	1,428,908
5.20%, 03/15/20	1,208	1,226,845
Energy Transfer Operating LP
4.15%, 10/01/20 (Call 08/01/20)	2,529	2,567,390
7.50%, 10/15/20	2,915	3,079,173
Energy Transfer Partners LP/Regency Energy Finance
Corp., 5.75%, 09/01/20 (Call 06/01/20)	930	953,064
Enterprise Products Operating LLC
5.20%, 09/01/20	2,962	3,048,135
5.25%, 01/31/20	1,493	1,513,096
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,393	1,434,428
6.50%, 04/01/20	1,545	1,584,598
6.85%, 02/15/20	1,517	1,550,146
Kinder Morgan Inc./DE, 6.50%, 09/15/20	850	886,329
ONEOK Partners LP, 3.80%, 03/15/20 (Call 02/15/20)	215	216,312
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	1,080	1,079,255
Plains All American Pipeline LP/PAA Finance Corp., 5.75%,
01/15/20(a)	826	836,515
TransCanada PipeLines Ltd., 3.80%, 10/01/20	2,791	2,831,721
Williams Companies Inc. (The)
4.13%, 11/15/20 (Call 08/15/20)	1,474	1,496,729
5.25%, 03/15/20	3,240	3,292,844

		30,298,002

Security	Par (000)	Value

Real Estate Investment Trusts — 1.2%
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20 (Call 09/01/20)	$1,146	$1,155,409
American Tower Corp., 2.80%, 06/01/20 (Call 05/01/20)	3,149	3,155,739
AvalonBay Communities Inc., 3.63%, 10/01/20 (Call 07/01/20)	822	831,930
Boston Properties LP, 5.63%, 11/15/20 (Call 08/15/20)	1,642	1,696,531
ERP Operating LP, 4.75%, 07/15/20 (Call 04/15/20)	1,579	1,605,527
GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20 (Call 08/01/20)	2,115	2,153,958
Liberty Property LP, 4.75%, 10/01/20 (Call 07/01/20)(a)	328	334,599
Office Properties Income Trust, 3.60%, 02/01/20 (Call 01/01/20)(a)	485	485,655
Simon Property Group LP, 2.50%, 09/01/20 (Call 06/01/20)	2,500	2,504,700
UDR Inc., 3.70%, 10/01/20 (Call 07/01/20)	635	642,213

		14,566,261

Retail — 2.5%
AutoNation Inc., 5.50%, 02/01/20	867	878,098
AutoZone Inc., 4.00%, 11/15/20 (Call 08/15/20)	631	640,610
Costco Wholesale Corp., 1.75%, 02/15/20	1,073	1,069,513
Home Depot Inc. (The)
1.80%, 06/05/20	2,134	2,127,491
3.95%, 09/15/20 (Call 06/15/20)	983	998,423
Lowe’s Companies Inc., 4.63%, 04/15/20 (Call 10/15/19)	520	522,257
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	2,548	2,546,726
2.75%, 12/09/20 (Call 11/09/20)	3,928	3,951,489
3.50%, 07/15/20(a)	820	829,602
Nordstrom Inc., 4.75%, 05/01/20	997	1,011,098
Starbucks Corp., 2.20%, 11/22/20	1,338	1,335,271
Target Corp., 3.88%, 07/15/20	2,545	2,585,287
Walmart Inc.
1.90%, 12/15/20	4,976	4,959,629
2.85%, 06/23/20	2,400	2,415,336
3.25%, 10/25/20	1,015	1,028,632
3.63%, 07/08/20	2,180	2,210,389

		29,109,851

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 6.75%, 03/19/20(a)	565	579,747

Semiconductors — 1.9%
Analog Devices Inc., 2.85%, 03/12/20	1,360	1,363,441
Applied Materials Inc., 2.63%, 10/01/20 (Call 09/01/20)	1,403	1,408,345
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	5,715	5,706,942
Intel Corp.
1.85%, 05/11/20	2,134	2,129,134
2.45%, 07/29/20	4,742	4,756,179
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	955	956,624
QUALCOMM Inc., 2.25%, 05/20/20	4,468	4,467,330
Texas Instruments Inc., 1.75%, 05/01/20 (Call 04/01/20)(a)	1,402	1,395,971

		22,183,966

Software — 2.7%
Adobe Inc., 4.75%, 02/01/20	1,689	1,708,863
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	1,390	1,395,365
Broadridge Financial Solutions Inc., 3.95%, 09/01/20	890	903,217
CA Inc., 3.60%, 08/01/20 (Call 07/01/20)	1,020	1,025,528
Fidelity National Information Services Inc., 3.63%, 10/15/20 (Call 09/15/20)	3,404	3,446,584
Fiserv Inc., 2.70%, 06/01/20 (Call 05/01/20)	1,990	1,993,701

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp.
1.85%, 02/06/20	$2,723	$2,718,480
1.85%, 02/12/20 (Call 01/12/20)	2,649	2,644,576
2.00%, 11/03/20 (Call 10/03/20)	5,419	5,413,527
3.00%, 10/01/20	3,898	3,939,319
Oracle Corp., 3.88%, 07/15/20(a)	3,417	3,471,399
VMware Inc., 2.30%, 08/21/20	3,104	3,095,836

		31,756,395

Telecommunications — 1.8%
America Movil SAB de CV, 5.00%, 03/30/20	583	592,404
AT&T Inc., 2.45%, 06/30/20 (Call 05/30/20)	6,511	6,510,805
Cisco Systems Inc.
2.45%, 06/15/20	3,826	3,835,450
4.45%, 01/15/20	4,904	4,951,961
Corning Inc., 4.25%, 08/15/20	500	509,315
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	225	226,089
Telefonica Emisiones SA, 5.13%, 04/27/20	4,523	4,606,901

		21,232,925

Transportation — 0.7%
Canadian National Railway Co., 2.40%, 02/03/20(a)	663	662,993
CSX Corp., 3.70%, 10/30/20 (Call 07/30/20)	1,239	1,256,036
FedEx Corp., 2.30%, 02/01/20(a)	2,142	2,142,643
Norfolk Southern Railway Co., 9.75%, 06/15/20	912	968,836
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)	718	717,799
2.65%, 03/02/20 (Call 02/20/20)	946	946,918
2.88%, 09/01/20 (Call 08/01/20)	209	209,848
Union Pacific Corp., 2.25%, 06/19/20 (Call 05/19/20)	1,135	1,133,139
United Parcel Service of America Inc., 8.38%, 04/01/20	752	780,952

		8,819,164

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.1%
GATX Corp., 2.60%, 03/30/20 (Call 02/28/20)	$857	$857,060

Total Corporate Bonds & Notes — 97.0% (Cost: $1,141,563,184)		1,145,175,214

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	18,409	18,418,004
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	34,193	34,193,000

		52,611,004

Total Short-Term Investments — 4.4% (Cost: $52,605,266)		52,611,004

Total Investments in Securities — 101.4% (Cost: $1,194,168,450)		1,197,786,218

Other Assets, Less Liabilities — (1.4)%		(16,744,139)

Net Assets — 100.0%		$1,181,042,079

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	35,651	—		(17,242	)(a)	18,409	$18,418,004	$72,249	(b)	$13,839	$1,717
BlackRock Cash Funds: Treasury, SL Agency Shares	16,505	17,688	(a)	—		34,193	34,193,000	296,463		—	—
PNC Bank N.A.
2.00%, 05/19/20(c)	1,850	1,805		—		3,655	N/A	50,899		—	31,051
2.30%, 06/01/20(c)	1,720	705		—		2,425	N/A	40,583		—	26,639
2.45%, 11/05/20(c)	2,060	1,656		—		3,716	N/A	54,804		—	28,329
2.60%, 07/21/20(c)	550	1,080		—		1,630	N/A	26,054		—	5,850
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20(c)	1,114	225		—		1,339	N/A	24,252		—	11,895
5.12%, 02/08/20(c)	1,399	—		—		1,399	N/A	28,930		—	10,133

							$52,611,004	$594,234		$13,839	$115,614

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,145,175,214	$—	$1,145,175,214
Money Market Funds	52,611,004	—	—	52,611,004

	$52,611,004	$1,145,175,214	$—	$1,197,786,218